Property, plant and equipment - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments contracted	£ 14	£ 38